UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21677

Cohen & Steers International Realty Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2013

Item 1. Schedule of Investments

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

	Number of Shares	Value
COMMON STOCK 98.2%
AUSTRALIA 15.0%
REAL ESTATE
DIVERSIFIED 7.3%
BGP Holdings PLC (EUR)(a),(b),(c)	56,622,235	$0
Cromwell Property Group	11,242,723	10,226,130
Dexus Property Group	6,378,289	5,980,059
Goodman Group	5,245,051	23,878,373
Mirvac Group	16,982,669	27,567,056
		67,651,618
OFFICE 0.7%
Commonwealth Property Office Fund	6,138,019	6,527,822
RETAIL 7.0%
CFS Retail Property Trust	6,010,213	11,213,858
Charter Hall Retail REIT	1,906,184	6,686,331
Federation Centres Ltd.	8,815,816	18,751,351
Westfield Group	2,680,417	27,531,183
		64,182,723
TOTAL AUSTRALIA		138,362,163
BERMUDA 0.5%
REAL ESTATE—HOTEL
Orient-Express Hotels Ltd., Class A (USD)(c)	387,294	5,027,076
CANADA 5.2%
REAL ESTATE
DIVERSIFIED 3.4%
Canadian Real Estate Investment Trust	172,639	6,801,311
Dundee Industrial Real Estate Investment Trust	797,970	6,770,796
Dundee Real Estate Investment Trust., Class A	154,575	4,357,903
H&R Real Estate Investment Trust	635,060	13,064,338
		30,994,348
OFFICE 1.8%
Allied Properties Real Estate Investment Trust	541,148	17,053,215
TOTAL CANADA		48,047,563
FINLAND 0.5%
REAL ESTATE—DIVERSIFIED
Citycon Oyj	1,416,248	4,770,770

	Number of Shares	Value
FRANCE 6.5%
REAL ESTATE—RETAIL
Klepierre	576,959	$25,016,283
Unibail-Rodamco	139,896	34,709,984
TOTAL FRANCE		59,726,267
GERMANY 3.6%
REAL ESTATE
OFFICE 0.2%
Alstria Office REIT AG(c)	170,347	2,117,642
RESIDENTIAL 2.9%
Deutsche Wohnen AG	1,507,869	26,977,959
RETAIL 0.5%
Deutsche Euroshop AG	106,067	4,596,791
TOTAL GERMANY		33,692,392
HONG KONG 15.8%
REAL ESTATE
DIVERSIFIED 10.8%
China Resources Land Ltd.	3,630,000	10,366,882
New World Development Co., Ltd.	9,864,303	14,804,276
Shimao Property Holdings Ltd.	1,848,500	4,280,491
Sun Hung Kai Properties Ltd.	3,216,256	43,624,870
Wharf Holdings Ltd.	3,133,900	27,133,071
		100,209,590
OFFICE 2.9%
Hongkong Land Holdings Ltd. (USD)	4,070,771	26,867,089
RESIDENTIAL 1.1%
Country Garden Holdings Co.	15,169,441	9,759,733
RETAIL 1.0%
Link REIT	1,938,500	9,510,170
TOTAL HONG KONG		146,346,582
JAPAN 28.2%
REAL ESTATE
DIVERSIFIED 18.0%
Activia Properties	1,055	9,133,781
Mitsubishi Estate Co., Ltd.	2,449,307	72,162,298
Mitsui Fudosan Co., Ltd.	1,089,597	36,524,972
Sumitomo Realty & Development Co., Ltd.	563,479	26,684,925

	Number of Shares	Value
Tokyu Land Corp.(b)	2,083,000	$21,562,160
		166,068,136
INDUSTRIALS 3.1%
GLP J-REIT	9,875	11,020,779
Industrial & Infrastructure Fund Investment Corp.	1,884	17,882,619
		28,903,398
OFFICE 4.4%
Japan Excellent	1,706	11,090,432
Japan Prime Realty Investment Corp.	4,578	16,068,061
Japan Real Estate Investment Corp.	1,195	13,956,559
		41,115,052
RETAIL 2.7%
AEON Mall Co., Ltd.	220,800	6,545,716
Japan Retail Fund Investment Corp.	8,947	18,404,633
		24,950,349
TOTAL JAPAN		261,036,935
NETHERLANDS 2.6%
REAL ESTATE
DIVERSIFIED 0.5%
Wereldhave NV	65,092	4,721,763
RETAIL 2.1%
Corio NV	437,743	18,858,635
TOTAL NETHERLANDS		23,580,398
NORWAY 0.9%
REAL ESTATE—OFFICE
Norwegian Property ASA	6,457,608	8,537,477
SINGAPORE 5.3%
REAL ESTATE
DIVERSIFIED 1.7%
Capitaland Ltd.	6,356,000	15,655,048
HOTEL 0.0%
CDL Hospitality Trusts	798	1,037
INDUSTRIALS 2.3%
Global Logistic Properties Ltd.	9,289,991	21,400,561
RETAIL 1.3%
CapitaMall Trust	3,398,000	5,308,740

	Number of Shares	Value
Suntec Real Estate Investment Trust	4,727,000	$6,160,492
		11,469,232
TOTAL SINGAPORE		48,525,878
SWEDEN 0.4%
REAL ESTATE—OFFICE
Hufvudstaden AB	321,198	4,088,256
UNITED KINGDOM 13.7%
REAL ESTATE
DIVERSIFIED 9.1%
Hammerson PLC	2,266,331	18,381,517
Helical Bar PLC	923,681	4,441,184
Land Securities Group PLC	2,904,610	43,213,916
Londonmetric Property PLC	6,138,344	11,924,845
St. Modwen Properties PLC	1,260,455	6,203,278
		84,164,740
INDUSTRIALS 1.0%
Segro PLC	1,817,186	9,119,717
OFFICE 2.5%
Derwent London PLC	343,619	13,178,395
Great Portland Estates PLC	1,070,962	9,345,082
		22,523,477
SELF STORAGE 1.1%
Big Yellow Group PLC	1,454,055	10,357,473
TOTAL UNITED KINGDOM		126,165,407
TOTAL COMMON STOCK (Identified cost—$709,867,634)		907,907,164

	Number of Rights
RIGHTS—HONG KONG 0.0%
REAL ESTATE—HOTEL
New World Development - Share Stapled Units(a),(b),(c)	90,454	0
TOTAL RIGHTS (Identified cost—$0)		0

		Number of Shares	Value
SHORT-TERM INVESTMENTS 1.4%
MONEY MARKET FUNDS
BlackRock Liquidity Funds: FedFund, 0.01%(d)		6,500,027	$6,500,027
Federated Government Obligations Fund, 0.01%(d)		6,500,027	6,500,027
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$13,000,054)			13,000,054

TOTAL INVESTMENTS (Identified cost—$722,867,688)	99.6%		920,907,218

OTHER ASSETS IN EXCESS OF LIABILITIES	0.4		3,595,026

NET ASSETS	100.0%		$924,502,244

Glossary of Portfolio Abbreviations

EUR	Euro Currency
REIT	Real Estate Investment Trust
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)         Illiquid security. Aggregate holdings equal 0.0% of the net assets of the Fund.

(b)         Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair valued securities represent 2.3% of the net assets of the Fund.

(c)          Non-income producing security.

(d)         Rate quoted represents the seven-day yield of the Fund.

Sector Summary	% of Net Assets
Diversified	51.3
Retail	21.1
Office	13.4
Industrial	6.4
Residential	4.0
Other	2.2
Self Storage	1.1
Hotel	0.5
100.0

Cohen & Steers International Realty Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the advisor, subject to the oversight of the Board of Directors. The advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange

Cohen & Steers International Realty Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain foreign securities to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.  As of September 30, 2013, there were $645,669,347 of securities transferred between Level 1 and Level 2, which resulted from the Fund not utilizing foreign equity fair value pricing procedures as of September 30, 2013.

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund’s investments carried at value:

Cohen & Steers International Realty Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock- Australia	$138,362,163	$138,362,163	$—	$—	(a)
Common Stock-Japan	261,036,935	239,474,775	21,562,160	—
Common Stock-Other Countries	508,508,066	508,508,066	—	—
Rights-Hong Kong	—	—	—	—	(b)
Money Markets Funds	13,000,054	—	13,000,054	—
Total Investments(c)	$920,907,218	$886,345,004	$34,562,214	$—

(a) BGP Holdings PLC was acquired via a spinoff and has been fair valued, by the Valuation Committee, at zero pursuant to the Fund’s fair value procedures and classified as a Level 3 security.

(b) New World Development - Share Stapled Units rights were acquired via a rights distribution and have been fair valued, by the Valuation Committee, at zero pursuant to the Fund’s fair value procedures and classified as a Level 3 security.

(c) Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2.   Income Tax Information

As of September 30, 2013, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$722,867,688
Gross unrealized appreciation	$207,528,609
Gross unrealized depreciation	(9,489,079)
Net unrealized appreciation	$198,039,530

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: November 26, 2013